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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (110.75%)
Consumer Discretionary (30.01%)
	Apparel, Accessories & Luxury Goods (1.69%)
800,000	Under Armour, Inc., Cl A1	$27,542,641	$23,528,000

	Broadcasting (2.30%)
950,000	Discovery Communications, Inc., Cl A1	23,332,159	32,100,500

	Casinos & Gaming (2.19%)
1,100,000	Penn National Gaming, Inc.[1]	33,022,418	30,580,000

	Education Services (7.47%)
850,000	DeVry, Inc.	36,283,282	55,420,000
200,000	Strayer Education, Inc.	22,931,492	48,704,000

		59,214,774	104,124,000

	Hotels, Resorts & Cruise Lines (6.99%)
2,500,000	Hyatt Hotels Corp., Cl A1	66,878,141	97,400,000

	Internet Retail (1.58%)
400,000	Blue Nile, Inc.[1]	10,797,489	22,008,000

	Leisure Facilities (3.11%)
1,081,800	Vail Resorts, Inc.[1]	34,304,772	43,369,362

	Specialty Stores (4.68%)
2,500,000	Dick’s Sporting Goods, Inc.[1]	41,657,536	65,275,000

Total Consumer Discretionary		296,749,930	418,384,862

Energy (4.36%)
	Oil & Gas Drilling (2.73%)
1,000,000	Helmerich & Payne, Inc.	24,070,731	38,080,000

	Oil & Gas Exploration & Production (1.63%)
450,000	Concho Resources, Inc.[1]	13,859,047	22,662,000

Total Energy		37,929,778	60,742,000

Financials (27.63%)
	Asset Management & Custody Banks (3.37%)
1,400,000	Eaton Vance Corp.	42,041,195	46,956,000

	Investment Banking & Brokerage (7.51%)
5,600,000	Charles Schwab Corp.	63,746,443	104,664,000

	Reinsurance (7.66%)
1,400,000	Arch Capital Group, Ltd.[1,2]	74,189,869	106,750,000

	Specialized Finance (7.69%)
1,950,000	Interactive Brokers Group, Inc., Cl A1	30,163,992	31,492,500
2,100,000	MSCI, Inc., Cl A1	57,146,328	75,810,000

		87,310,320	107,302,500

	Thrifts & Mortgage Finance (1.40%)
1,250,000	People’s United Financial, Inc.	21,463,734	19,550,000

Total Financials		288,751,561	385,222,500

Health Care (10.56%)
	Health Care Equipment (5.53%)
600,000	Edwards Lifesciences Corp.[1]	28,173,288	59,328,000
300,000	Zimmer Holdings, Inc.[1]	13,505,880	17,760,000

		41,679,168	77,088,000

	Health Care Facilities (5.03%)
1,900,000	Community Health Systems, Inc.[1]	53,141,920	70,167,000

Total Health Care		94,821,088	147,255,000

Industrials (19.41%)
	Air Freight & Logistics (4.26%)
800,000	C. H. Robinson Worldwide, Inc.	20,066,739	44,680,000
400,000	Expeditors International of Washington, Inc.	10,195,162	14,768,000

		30,261,901	59,448,000
	Diversified Support Services (3.09%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	49,807,035	43,060,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (4.83%)
500,000	CoStar Group, Inc.[1]	$19,068,649	$20,760,000
1,650,000	Verisk Analytics, Inc., Cl A1	45,916,473	46,530,000

		64,985,122	67,290,000

	Trading Companies & Distributors (7.23%)
2,100,000	Fastenal Co.	76,219,575	100,779,000

Total Industrials		221,273,633	270,577,000

Information Technology (9.36%)
	Application Software (7.37%)
1,400,000	FactSet Research Systems, Inc.	80,328,167	102,718,000

	Internet Software & Services (1.99%)
1,100,000	AOL, Inc.[1]	28,288,735	27,808,000

Total Information Technology		108,616,902	130,526,000

Materials (2.52%)
	Specialty Chemicals (2.52%)
800,000	Ecolab, Inc.	30,964,749	35,160,000

Utilities (6.90%)
	Electric Utilities (6.90%)
1,750,000	ITC Holdings Corp.	60,048,201	96,250,000

Total Common Stocks		1,139,155,842	1,544,117,362

Private Equity Investments (2.63%)
Consumer Discretionary (1.12%)
	Hotels, Resorts & Cruise Lines (1.12%)
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,4	39,000,000	15,600,000

Financials (1.51%)
	Asset Management & Custody Banks (1.51%)
6,014,997	Windy City Investments Holdings LLC[1,3,4]	38,319,447	21,052,488

Total Private Equity Investments		77,319,447	36,652,488

Principal Amount
Corporate Bonds (0.63%)
Consumer Discretionary (0.63%)
	Casinos & Gaming (0.63%)
$8,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[4]	8,694,000	8,715,735

Total Investments (114.01%)		$1,225,169,289	1,589,485,585

Liabilities Less Cash and Other Assets (-14.01%)			(195,272,474)

Net Assets			$1,394,213,111

Retail Shares (Equivalent to $17.20 per share based on 70,633,459 shares outstanding)			$1,214,662,003

Institutional Shares (Equivalent to $17.23 per share based on 10,419,835 shares outstanding)			$179,551,108

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2010, the market value of restricted and fair valued securities amounted to $36,652,488 or 2.63% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.54%)
Consumer Discretionary (23.07%)
	Education Services (7.99%)
140,557	Anhanguera Educacional Participacoes SA1,2	$2,091,343	$2,038,387
35,000	DeVry, Inc.	1,497,572	2,282,000
8,000	Strayer Education, Inc.	1,261,166	1,948,160

		4,850,081	6,268,547

	Hotels, Resorts & Cruise Lines (8.95%)
90,000	Choice Hotels Intl., Inc.	2,969,235	3,132,900
100,000	Hyatt Hotels Corp., Cl A1	2,666,530	3,896,000

		5,635,765	7,028,900

	Internet Retail (2.80%)
40,000	Blue Nile, Inc.[1]	1,554,930	2,200,800

	Specialty Stores (3.33%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,005	2,611,000

Total Consumer Discretionary		13,670,781	18,109,247

Consumer Staples (6.43%)
	Household Products (3.41%)
40,000	Church & Dwight Co., Inc.	2,038,763	2,678,000

	Packaged Foods & Meats (3.02%)
200,000	Dole Food Co., Inc.[1]	2,435,039	2,370,000

Total Consumer Staples		4,473,802	5,048,000

Energy (4.99%)
	Oil & Gas Drilling (2.42%)
49,990	Helmerich & Payne, Inc.	2,034,014	1,903,619

	Oil & Gas Exploration & Production (2.57%)
40,000	Concho Resources, Inc.[1]	1,202,056	2,014,400

Total Energy		3,236,070	3,918,019

Financials (21.62%)
	Asset Management & Custody Banks (3.85%)
90,000	Eaton Vance Corp.	1,491,243	3,018,600

	Investment Banking & Brokerage (4.52%)
190,000	Charles Schwab Corp.	2,850,241	3,551,100

	Reinsurance (3.88%)
40,000	Arch Capital Group, Ltd.[1,2]	2,098,534	3,050,000

	Specialized Finance (9.37%)
120,000	Interactive Brokers Group, Inc., Cl A1	1,882,249	1,938,000
150,000	MSCI, Inc., Cl A1	3,990,189	5,415,000

		5,872,438	7,353,000

Total Financials		12,312,456	16,972,700

Health Care (13.01%)
	Health Care Distributors (3.00%)
40,000	Henry Schein, Inc.[1]	1,600,049	2,356,000

	Health Care Equipment (3.78%)
30,000	Edwards Lifesciences Corp.[1]	1,670,346	2,966,400

	Health Care Facilities (3.77%)
80,000	Community Health Systems, Inc.[1]	1,383,958	2,954,400

	Life Sciences Tools & Services (2.46%)
17,675	Mettler-Toledo International, Inc.[1]	829,695	1,930,110

Total Health Care		5,484,048	10,206,910

Industrials (18.16%)
	Air Freight & Logistics (3.20%)
45,000	C. H. Robinson Worldwide, Inc.	1,654,173	2,513,250

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Diversified Support Services (2.95%)
107,644	Ritchie Bros. Auctioneers, Inc.[2]	$2,739,875	$2,317,576

	Railroads (4.35%)
100,000	Genesee & Wyoming, Inc., Cl A1	3,101,975	3,412,000

	Research & Consulting Services (4.60%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	3,611,010

	Trading Companies & Distributors (3.06%)
50,000	Fastenal Co.	2,169,716	2,399,500

Total Industrials		13,317,433	14,253,336

Information Technology (4.92%)
	Application Software (4.92%)
30,000	ANSYS, Inc.[1]	658,716	1,294,200
35,000	FactSet Research Systems, Inc.	1,982,041	2,567,950

Total Information Technology		2,640,757	3,862,150

Materials (2.24%)
	Specialty Chemicals (2.24%)
40,000	Ecolab, Inc.	1,410,197	1,758,000

Utilities (2.10%)
	Electric Utilities (2.10%)
30,000	ITC Holdings Corp.	1,552,701	1,650,000

Total Common Stocks		58,098,245	75,778,362

Principal Amount
Convertible Bonds (3.19%)
Consumer Discretionary (3.19%)
	Automotive Retail (3.19%)
$2,500,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026[3]	1,862,598	2,506,250

Short Term Investments (0.21%)
165,577	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity – $165,577; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value – $174,125)	165,577	165,577

Total Investments (99.94%)		$60,126,420	78,450,189

Cash and Other Assets Less Liabilities (0.06%)			48,357

Net Assets			$78,498,546

Retail Shares (Equivalent to $8.59 per share based on 4,639,361 shares outstanding)			$39,854,213

Institutional Shares (Equivalent to $8.60 per share based on 4,492,807 shares outstanding)			$38,644,333

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (88.23%)
Australia (0.99%)
55,000	Wotif.com Holdings, Ltd.	$191,890	$365,913

Austria (1.75%)
11,000	bwin Interactive Entertainment AG1	653,450	647,029

Brazil (6.31%)
37,639	Anhanguera Educacional Participacoes SA1	497,813	545,849
19,824	Itau Unibanco Holding SA, ADR	242,738	435,930
15,000	Net Servicos de Comunicacao SA, ADR[1]	91,135	194,250
4,000	Redecard SA	41,869	74,001
75,000	Restoque Comercio e Confeccoes de Roupas SA2	108,264	299,435
12,500	Totvs SA	325,803	787,176

Total Brazil		1,307,622	2,336,641

Canada (3.92%)
70,000	Kirkland Lake Gold, Inc.[1]	508,905	523,113
5,000	Research in Motion, Ltd.[1,2]	237,646	369,750
26,000	Ritchie Bros. Auctioneers, Inc.[2]	554,904	559,780

Total Canada		1,301,455	1,452,643

China (8.13%)
21,000	China Automotive Systems, Inc.[1,2]	241,256	485,310
20,000	China-Biotics, Inc.[1,2]	377,140	358,200
2,003,800	Kingdee International Software Group Co., Ltd.	238,789	776,822
95,000	Shandong Weigao Group Medical Polymer Co., Ltd.	249,563	396,432
60,000	Sinovac Biotech Ltd.[1,2]	345,000	354,600
14,000	Tencent Holdings, Ltd.	147,008	280,748
151,500	Tingyi (Cayman Islands) Holding Corp.	170,079	357,079

Total China		1,768,835	3,009,191

France (6.90%)
6,020	Accor SA	239,176	333,043
8,000	Alstom SA	573,744	498,876
28,000	Ingenico SA	535,315	700,204
17,000	Meetic SA1	496,426	521,216
12,500	Thales SA	576,370	501,767

Total France		2,421,031	2,555,106

Germany (7.19%)
7,500	Aixtron AG, ADR	108,658	267,600
16,000	Gerresheimer AG	352,938	500,281
18,000	QIAGEN N.V.[1,2]	400,807	413,820
45,000	Symrise AG	594,443	1,071,538
6,030	Wincor Nixdorf AG	270,890	408,443

Total Germany		1,727,736	2,661,682

Hong Kong (2.04%)
525,000	Wynn Macau, Ltd.[1,2]	689,724	755,965

India (0.95%)
10,000	Financial Technologies (India), Ltd.	270,925	350,596

Ireland (1.76%)
24,000	Ryanair Holdings plc, ADR[1]	618,664	652,080

Japan (10.10%)
20,000	Canon, Inc., ADR	687,034	924,200
5,500	Fanuc, Ltd.	380,326	583,592
75,000	Kubota Corp.	675,995	683,496
250	Sony Financial Holdings, Inc.	767,549	820,943
2,000	Yahoo! Japan Corp.	639,786	728,420

Total Japan		3,150,690	3,740,651

Korea, Republic Of (0.53%)
1,200	MegaStudy Co., Ltd.	212,660	197,799

Mexico (1.10%)
72,400	Banco Compartamos SA de CV	128,306	408,210

Norway (0.91%)
215,000	Sevan Marine ASA[1]	351,897	336,435

Peru (1.67%)
7,000	Credicorp, Ltd.	400,673	617,260

Spain (1.55%)
20,000	Telvent GIT SA2	551,349	575,200

Shares		Cost	Value
Common Stocks (continued)
Switzerland (6.08%)
21,000	Compagnie Financiere Richemont SA	$380,490	$813,192
9,500	GAM Holding, Ltd.	55,338	116,678
15,000	Julius Baer Group, Ltd.	346,291	544,148
14,000	Syngenta AG, ADR	682,135	777,140

Total Switzerland		1,464,254	2,251,158

United Kingdom (12.19%)
400,000	Borders & Southern Petroleum[1,2]	362,406	320,192
105,000	Cairn Energy plc[1]	331,210	664,437
75,000	Experian plc	476,937	738,074
30,000	Intertek Group plc	533,516	663,754
90,000	Micro Focus International plc	536,245	684,923
95,000	PartyGaming plc[1]	401,383	461,464
20,000	Premier Oil plc[1]	370,087	374,822
150,000	Prostrakan Group plc[1,2]	313,550	194,619
15,000	Standard Chartered plc	300,234	409,156

Total United Kingdom		3,625,568	4,511,441

United States (14.16%)
16,500	Agilent Technologies, Inc.[1]	265,097	567,435
5,000	Arch Capital Group, Ltd.[1]	293,023	381,250
4,000	Core Laboratories N.V.	351,996	523,200
17,500	Liberty Global, Inc., Cl A1	307,205	510,300
9,000	Monsanto Co.	721,497	642,780
21,000	Net 1 UEPS Technologies, Inc.[1]	279,977	386,190
26,000	NII Holdings, Inc.[1]	655,439	1,083,160
16,000	Schweitzer-Mauduit International, Inc.	551,036	760,960
10,000	Solera Holdings, Inc.	232,074	386,500

Total United States		3,657,344	5,241,775

Total Common Stocks		24,494,073	32,666,775

Principal Amount
Short Term Investments (10.08%)
$3,733,866	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity – $3,733,866; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value – $3,925,275)	3,733,866	3,733,866

Total Investments (98.31%)		$28,227,939	36,400,641

Cash and Other Assets Less Liabilities (1.69%)			624,921

Net Assets			$37,025,562

Retail Shares (Equivalent to $14.76 per share based on 737,013 shares outstanding)			$10,876,979

Institutional Shares (Equivalent to $14.79 per share based on 1,767,928 shares outstanding)			$26,148,583

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The Adviser has classified certain securities into this country. MSCI does not currently provide a classification for these securities.
ADR	American Depositary Receipt.

Summary of Investments by Sector as of March 31, 2010	Percentage of Net Assets
Information Technology	23.7%
Consumer Discretionary	15.2
Industrials	13.2
Materials	10.2
Financials	10.1
Energy	6.0
Health Care	5.0
Telecommunication Services	2.9
Consumer Staples	1.9
Cash and Cash Equivalents*	11.8

100.0%

*	Includes short-term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (84.41%)
Consumer Discretionary (22.66%)
	Casinos & Gaming (4.29%)
5,600	Ameristar Casinos, Inc.	$84,764	$102,032
3,920	Penn National Gaming, Inc.[1]	108,405	108,976

		193,169	211,008

	Home Furnishings (1.63%)
1,470	Mohawk Industries, Inc.[1]	78,167	79,939

	Homebuilding (4.36%)
8,850	Brookfield Homes Corp.[1]	65,368	77,349
3,700	Lennar Corp., Cl A	62,407	63,677
3,510	Toll Brothers, Inc.[1]	67,205	73,008

		194,980	214,034

	Hotels, Resorts & Cruise Lines (8.69%)
21,850	Great Wolf Resorts, Inc.[1]	54,283	69,483
3,125	Hyatt Hotels Corp., Cl A1	99,945	121,750
10,800	Morgans Hotel Group Co.[1]	60,009	69,228
9,150	Red Lion Hotels Corp.[1]	53,239	66,063
2,150	Starwood Hotels & Resorts Worldwide, Inc.	87,426	100,276

		354,902	426,800

	Household Appliances (2.47%)
2,115	Stanley Black & Decker, Inc.	119,550	121,422

	Leisure Facilities (1.22%)
1,500	Vail Resorts, Inc.[1]	54,249	60,135

Total Consumer Discretionary		995,017	1,113,338

Financials (38.93%)
	Diversified Real Estate Activities (2.67%)
5,155	Brookfield Asset Management, Inc., Cl A	117,566	131,040

	Diversified REIT’s (4.10%)
7,500	Retail Opportunity Investments Corp.[1]	76,389	75,900
1,660	Vornado Realty Trust	114,006	125,662

		190,395	201,562

	Industrial REIT’s (1.69%)
3,850	DuPont Fabros Technology, Inc.	80,119	83,122

	Mortgage REIT’s (4.86%)
4,050	Annaly Capital Management, Inc.	72,495	69,579
9,750	MFA Financial, Inc.	68,649	71,760
6,300	Redwood Trust, Inc.	87,160	97,146

		228,304	238,485

	Office REIT’s (3.55%)
5,500	Douglas Emmett, Inc.	78,590	84,535
1,565	SL Green Realty Corp.	80,200	89,628

		158,790	174,163

	Real Estate Operating Companies (1.23%)
4,200	Forest City Enterprises, Inc., Cl A1	48,842	60,522

	Real Estate Services (1.07%)
3,300	CB Richard Ellis Group, Inc., Cl A1	42,735	52,305

	Residential REIT’s (3.43%)
2,884	American Campus Communities, Inc.	77,656	79,771
1,030	AvalonBay Communities, Inc.	83,437	88,941

		161,093	168,712

	Retail REIT’s (2.92%)
2,640	Acadia Realty Trust	43,626	47,150
1,150	Simon Property Group, Inc.	88,810	96,485

		132,436	143,635

	Specialized REIT’s (13.41%)
1,295	Alexandria Real Estate Equities, Inc.[3]	81,290	87,542
3,000	Chesapeake Lodging Trust[1,2,3]	56,400	57,240
1,650	Digital Realty Trust, Inc.[3]	83,052	89,430
3,100	LaSalle Hotel Properties	67,885	72,230
3,950	Pebblebrook Hotel Trust[1]	83,837	83,068
1,100	Public Storage	91,359	101,189
11,000	U-Store-It Trust	82,439	79,200
1,870	Ventas, Inc.	82,437	88,788

		628,699	658,687

Total Financials		1,788,979	1,912,233

Shares		Cost	Value
Common Stocks (continued)
Health Care (8.51%)
	Health Care Facilities (8.51%)
3,262	Assisted Living Concepts, Inc.[1]	$92,459	$107,124
4,950	Brookdale Senior Living, Inc.[1]	90,276	103,108
22,700	Capital Senior Living Corp.[1]	111,461	119,402
4,350	Emeritus Corp.[1]	84,556	88,523

Total Health Care		378,752	418,157

Industrials (5.73%)
	Building Products (3.77%)
2,650	Armstrong World Industries, Inc.[1]	91,609	96,221
3,500	Owens Corning, Inc.[1]	84,347	89,040

		175,956	185,261

	Construction & Engineering (1.96%)
3,380	AECOM Technology Corp.[1]	93,137	95,891

Total Industrials		269,093	281,152

Information Technology (2.17%)
	IT Consulting & Other Services (2.17%)
1,095	Equinix, Inc.[1,3]	113,442	106,587

Materials (0.85%)
	Construction Materials (0.85%)
500	Martin Marietta Materials, Inc.	39,379	41,775

Telecommunication Services (3.77%)
	Wireless Telecommunication Services (3.77%)
2,000	American Tower Corp., Cl A1	88,840	85,220
2,775	SBA Communications Corp., Cl A1	97,456	100,094

Total Telecommunication Services		186,296	185,314

Utilities (1.79%)
	Electric Utilities (1.79%)
5,000	Brookfield Infrastructure Partners LP	84,037	87,950

Total Common Stocks		3,854,995	4,146,506

Preferred Stocks (0.87%)
Financials (0.87%)
	Office REIT’s (0.43%)
890	Corporate Office Property Trust, Series J	21,133	21,360

	Retail REIT’s (0.44%)
850	Kimco Realty Corp., Series G	20,761	21,480

Total Preferred Stocks		41,894	42,840

Principal Amount
Short Term Investments (14.66%)
$720,378	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity – $720,378; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value – $761,175)	720,378	720,378

Total Investments (99.94%)		$4,617,267	4,909,724

Cash and Other Assets Less Liabilities (0.06%)			2,844

Net Assets			$4,912,568

Retail Shares (Equivalent to $10.70 per share based on 303,859 shares outstanding)			$3,251,735

Institutional Shares (Equivalent to $10.71 per share based on 155,102 shares outstanding)			$1,660,833

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At March 31, 2010, the market value of restricted and fair valued securities amounted to $57,240 or 1.17% of Net Assets. All of these securities are deemed liquid. See Note 5.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2010

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers four series (individually a “Fund” and collectively the “Funds”): Baron Partners Fund, Baron Retirement Income Fund and Baron Real Estate Fund, which are non-diversified, and Baron International Growth Fund, which is diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron Retirement Income Fund intends to make annual distributions equal to a minimum 4% of the Fund’s net assets per share measured as of December 31 of the preceding year. Baron International Growth Fund invests its assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate related companies of any size.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. Significant Accounting Policies

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments will be valued on the basis of prices obtained from a pricing service approved by the Board or the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Fair value is defined by generally accepted accounting principles (“GAAP”) in the United States of America as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, for non-U.S. securities that may be fair valued, repurchase agreements, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

Baron Select Funds	March 31, 2010

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,544,117,362	$—	$—	$1,544,117,362
Private Equity Investments†	—	—	36,652,488	36,652,488
Corporate Bonds	—	8,715,735	—	8,715,735

Total Investments	$1,544,117,362	$8,715,735	$36,652,488	$1,589,485,585

	Baron Retirement Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$75,778,362	$—	$—	$75,778,362
Convertible Bonds	—	2,506,250	—	2,506,250
Short Term Investments	—	165,577	—	165,577

Total Investments	$75,778,362	$2,671,827	$—	$78,450,189

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$32,666,775	$—	$—	$32,666,775
Short Term Investments	—	3,733,866	—	3,733,866

Total Investments	$32,666,775	$3,733,866	$—	$36,400,641

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks:
Consumer Discretionary	$1,113,338	$—	$—	$1,113,338
Financials	1,854,993	57,240	—	1,912,233
Health Care	418,157	—	—	418,157
Industrials	281,152	—	—	281,152
Information Technology	106,587	—	—	106,587
Materials	41,775	—	—	41,775
Telecommunication Services	185,314	—	—	185,314
Utilities	87,950	—	—	87,950

Total Common Stocks	4,089,266	57,240		4,146,506

Preferred Stocks	42,840	—	—	42,840
Short Term Investments	—	720,378	—	720,378

Total Investments	$4,132,106	$777,618	$—	$4,909,724

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2009	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2010
Private Equity Investments
Consumer Discretionary	$15,600,000	$—	$—	$—	$—	$15,600,000	$—
Financials	18,044,989	—	3,007,499	—	—	21,052,488	3,007,499

Total	$33,644,989	$—	$3,007,499	$—	$—	$36,652,488	$3,007,499

Baron Select Funds	March 31, 2010

4. Cost of Investments for Income Tax Purposes

As of March 31, 2010, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund	Baron Real Estate Fund
Cost of investments	$1,225,169,289	$60,126,420	$28,227,939	$4,617,267

Unrealized appreciation	$420,581,818	$19,035,142	$8,617,720	$310,345
Unrealized depreciation	(56,265,522)	(711,373)	(445,018)	(17,888)

Net unrealized appreciation	$364,316,296	$18,323,769	$8,172,702	$292,457

5. Restricted Securities

At March 31, 2010, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2010, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Partners Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$15,600,000
Windy City Investments Holdings LLC	11/30/07	21,052,488

Total Restricted Securities:		$36,652,488

(Cost $77,319,447) (2.63% of Net Assets)

Baron Real Estate Fund
Name of Issuer	Acquisition Date	Value
Common Stock
Chesapeake Lodging Trust	01/21/10	$57,240

(Cost $56,400) (1.17% of Net Assets)

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 21, 2010

CERTIFICATIONS

I, Ronald Baron, certify that:

1.	I have reviewed this report on Form N-Q of Baron Select Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 21, 2010

/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

I, Peggy Wong, certify that:

1.	I have reviewed this report on Form N-Q of Baron Select Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 21, 2010

/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer